SCHEDULE OF NOTES PAYABLE SUBJECT TO ASSIGNMENT FOR BENEFITS OF CREDITORS (Details) - USD ($)	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Principal amounts		$ 500,000	$ 1,062,764
Notes payable, net of current portion	12,455		290,215
Notes Payable [Member]
Principal amounts	295,596		375,422
Less: current portion of notes payable	(283,141)		(85,207)
Notes payable, net of current portion	$ 12,455		290,215
Creditors [Member]
Notes payable, net of current portion			147,379
Creditors [Member] | Notes Payable [Member]
Principal amounts			3,981,716
Less: current portion of notes payable			(3,834,337)
Notes payable, net of current portion			$ 147,379